Related party disclosures - Summary of Compensation for the Supervisory Board (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Key management personnel compensation, short-term employee benefits	€ 2.1	€ 4.1	€ 0.4